Intangible Assets (FY)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible Assets
4. Intangible assets

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	2019	2020
Trade and domain names	$7,255,381	$7,255,381
Software technology	3,468,534	3,468,534
	10,723,915	10,723,915
Less: accumulated amortization	(5,320,959)	(6,219,507)
Total intangible assets	$5,402,956	$4,504,408

Amortization expense for the years ended December 31, 2020, 2019 and 2018 amounted to $898,548, $3,385,613, and $882,120, respectively. Included in amortization in 2019, is accelerated amortization of $2,479,029 related to intangible assets that the Company initially determined had a useful life of three years. All these intangible assets related to a marketing project that the Company determined will not continue past the end of the fiscal year 2019 and therefore all amortization related to these assets were accelerated and all cost and accumulated amortization written off.